SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	Jun. 30, 2017 USD ($)
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Application Of Intra Entity Transfers Deferred Taxes	$ 31